Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Sep. 30, 2021
Other Income and Expenses [Abstract]
Schedule of prepaid expenses and other current assets
	As of September 30,
	2020	2021
Prepaid construction fee(1)	$-	$384,425
Prepaid exhibition fee	-	80,796
Prepaid rental fee	53,784	74,288
Prepaid IPO related expense	759,365	-
Receivable from disposal of a production line	14,394	-
Others	67,924	70,093
Less: allowance for doubtful accounts	(14,394)	-
Prepaid expenses and other current assets	$881,073	$609,602